Investments in Associates and Joint Ventures - Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Book amount	₩ 267,660	₩ 272,407
K Bank Inc. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 204,472	₩ 280,083
Percentage of ownership	10.00%	10.00%
Share in net assets	₩ 45,158	₩ 52,655
Book amount	45,158	52,655
Korea Information & Technology Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 491,924	₩ 444,764
Percentage of ownership	33.30%	33.30%
Share in net assets	₩ 163,975	₩ 148,255
Book amount	163,975	148,255
KT-SB Venture Investment Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets		₩ 8,940
Percentage of ownership		50.00%
Share in net assets		₩ 4,470
Book amount		4,470
KT-IBKC future investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 28,200	₩ 19,922
Percentage of ownership	50.00%	50.00%
Share in net assets	₩ 14,100	₩ 9,961
Book amount	14,100	9,961
KT-CKP New Media Investment Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 270	₩ 565
Percentage of ownership	49.70%	49.70%
Share in net assets	₩ 134	₩ 280
Book amount	₩ 134	₩ 280